Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventories
Inventories by category

	December 31,
	2021	2020

	(€ in thousands)
Raw materials	2,978	3,733
Work in progress	6,504	7,661
Total	9,482	11,394